Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Consolidated statements of cash flows [Abstract]
Profit (loss)	[1]	€ 3,323	[2],[3]	€ 1,195	[3],[4]	€ 1,173	[4]
Results of discontinued operations, net of income tax	[1]	2,711	[2],[3]	196	[4],[5]	183	[4],[5]
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Depreciation, amortization, and impairment of fixed assets	[1]	1,323		1,462		1,343
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Impairment of goodwill and other non-current financial assets	[1]	15		144		97
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Share-based compensation	[1]	108		112		96
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Net loss (gain) on sale of assets	[1]	(55)		1		78
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Interest income	[1]	18		13		25
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Interest expense on debt, borrowings, and other liabilities	[1]	152		159		174
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Income taxes	[1]	(103)		212		258
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Investments in associates, net of income taxes	[1]	4		8		6
Decrease (increase) in working capital	[1]	401		98		791
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Decrease (increase) in receivables and other current assets	[1]	(39)		92		(234)
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Decrease (Increase) in inventories	[1]	(581)		(578)		(202)
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Increase (decrease) in accounts payable, accrued and other current liabilities	[1]	219		387		(354)
Decrease (increase) in non-current receivables, other assets and other liabilities	[1]	(13)		41		124
Increase (decrease) in provisions	[1]	427		(91)		29
Other items	[1]	(164)		96		77
Interest paid	[1]	151		148		171
Interest received	[1]	17		13		25
Dividends received from investments in associates	[1]	14		4		12
Income taxes paid	[1]	249		390		354
Net cash provided by (used for) operating activities	[1]	1,629		2,511		1,813
Cash flows from investing activities - Net capital expenditures	[1]	729		876		891
Cash flows from investing activities - Purchase of intangible assets	[1]	107		114		138
Cash flows from investing activities - Expenditures on development assets	[1]	259		296		327
Cash flows from investing activities - Capital expenditures on property, plant and equipment	[1]	397		485		486
Cash flows from investing activities - Proceeds from sales of property, plant and equipment	[1]	33		19		60
Cash flows from investing activities - Net proceeds from (cash used for) derivatives and current financial assets	[1]	48		(13)		385
Cash flows from investing activities - Purchase of other non-current financial assets	[1]	124		131		63
Cash flows from investing activities - Proceeds from other non-current financial assets	[1]	124		65		162
Cash flows from investing activities - Purchase of businesses, net of cash acquired	[1]	3,098		317		252
Cash flows from investing activities - Net proceeds from sale of interests in businesses, net of cash disposed of	[1]	107		4		146
Net cash provided by (used for) for investing activities	[1]	(3,672)		(1,267)		(512)
Cash flows from financing activities - Proceeds from issuance (payments on) short-term debt	[1]	(25)		16		23
Cash flows from financing activities - Principal payments on short-term portion of long-term debt	[1]	302		298		756
Cash flows from financing activities - Proceeds from issuance of long-term debt	[1]	76		1,065		847
Cash flows from financing activities - Re-issuance of treasury shares	[1]	23		46		58
Cash flows from financing activities - Purchase of treasury shares	[1]	1,636		343		1,376
Cash flows from financing activities - Dividends paid to shareholders of Koninklijke Philips N.V	[1]	482		1		453
Cash flows from financing activities - Dividends paid to shareholders of non-controlling interests	[1]	2		2		2
Net cash provided by (used for) financing activities	[1]	(2,347)		483		(1,660)
Net cash provided by (used for) continuing operations	[1]	(4,390)		1,727		(359)
Net cash provided by (used for) discontinued operations	[1]	3,403		129		98
Net cash provided by (used for) continuing and discontinued operations	[1]	(986)		1,856		(262)
Effect of changes in exchange rates on cash and cash equivalents	[1]	65		(55)		(2)
Cash and cash equivalents at the beginning of the year	[1]	3,226	[6]	1,425	[6]	1,688
Cash and cash equivalents at the end of the period	[1],[6]	€ 2,303		€ 3,226		€ 1,425

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[6]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.